Produced Content, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2022 USD ($)
Produced Content Net [Line Items]
Accrued participation liabilities	¥ 230,883			$ 32,457
Cost of Revenue
Produced Content Net [Line Items]
Amortization expense for produced content predominantly monetized with other content assets	3,454,247	$ 485,590	¥ 3,356,747
Amortization expense for produced content predominantly monetized on its own	¥ 485,890	$ 68,305	¥ 978,859